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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01920

Stralem Fund
(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated 645 Madison Avenue New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 888-8123

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Shares	Common Stocks — 95.1%	Value

	Consumer Discretionary — 11.3%
	Auto Components — 2.7%
106,500	Johnson Controls, Inc.	$3,820,155

	Hotels, Restaurants & Leisure — 3.0%
69,700	Starbucks Corp.	4,235,669

	Media — 2.7%
38,900	Walt Disney Co. (The)	3,727,398

	Specialty Retail — 2.9%
55,900	Lowe's Cos., Inc.	4,005,794

	Consumer Staples — 12.2%
	Beverages — 3.1%
100,700	Coca-Cola Co. (The)	4,322,044

	Food & Staples Retailing — 3.0%
43,600	CVS Health Corp.	4,211,324

	Food Products — 3.0%
98,300	Mondelēz International, Inc. - Class A	4,236,730

	Tobacco — 3.1%
47,200	Philip Morris International, Inc.	4,248,472

	Energy — 10.8%
	Energy Equipment & Services — 3.2%
61,600	Schlumberger Ltd.	4,451,832

	Oil, Gas & Consumable Fuels — 7.6%
39,700	Chevron Corp.	3,432,859
51,300	EOG Resources, Inc.	3,643,326
46,400	Exxon Mobil Corp.	3,612,240
		10,688,425
	Financials — 5.6%
	Diversified Financial Services — 3.0%
15,700	Intercontinental Exchange, Inc.	4,141,660

	Insurance — 2.6%
32,500	Chubb Ltd.	3,674,775

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 95.1% (Continued)	Value

	Health Care — 18.5%
	Biotechnology — 3.8%
17,900	Amgen, Inc.	$2,733,867
26,000	Celgene Corp. (a)	2,608,320
		5,342,187
	Health Care Equipment & Supplies — 1.8%
65,200	Abbott Laboratories	2,467,820

	Health Care Providers & Services — 2.9%
35,400	UnitedHealth Group, Inc.	4,076,664

	Life Sciences Tools & Services — 2.0%
21,000	Thermo Fisher Scientific, Inc.	2,773,260

	Pharmaceuticals — 8.0%
28,000	Johnson & Johnson	2,924,320
82,600	Merck & Co., Inc.	4,185,342
132,500	Pfizer, Inc.	4,039,925
		11,149,587
	Industrials — 8.4%
	Air Freight & Logistics — 2.7%
28,700	FedEx Corp.	3,813,656

	Industrial Conglomerates — 5.7%
44,900	Danaher Corp.	3,890,585
137,200	General Electric Co.	3,992,520
		7,883,105
	Information Technology — 13.0%
	Internet Software & Services — 2.5%
4,600	Alphabet, Inc. - Class A (a)	3,502,210

	IT Services — 2.9%
53,900	Visa, Inc. - Class A	4,015,011

	Software — 7.6%
39,100	Adobe Systems, Inc. (a)	3,484,983
65,200	Microsoft Corp.	3,591,868
98,800	Oracle Corp.	3,587,428
		10,664,279

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 95.1% (Continued)	Value

	Materials — 2.6%
	Chemicals — 2.6%
86,700	Dow Chemical Co. (The)	$3,641,400

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
127,000	AT&T, Inc.	4,579,620

	Utilities — 9.4%
	Electric Utilities — 6.3%
57,900	Duke Energy Corp.	4,359,870
129,100	PPL Corp.	4,526,246
		8,886,116
	Multi-Utilities — 3.1%
60,200	Dominion Resources, Inc.	4,344,634

	Total Common Stocks (Cost $103,019,526)	$132,903,827

Shares	Money Market Funds — 4.9%	Value
4,000,000	Dreyfus Government Cash Management Money Market Fund -
	Class I, 0.01% (b)	$4,000,000
2,849,905	Dreyfus Treasury Prime Cash Management Fund -
	Class I, 0.00% (b)	2,849,905
	Total Money Market Funds (Cost $6,849,905)	$6,849,905

	Total Investments at Value — 100.0% (Cost $109,869,431)	$139,753,732

	Liabilities in Excess of Other Assets - (0.0%) (c)	(56,493)
	Net Assets — 100.0%	$139,697,239

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at January 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

1.   Investment valuation

The securities of Stralem Equity Fund (the “Fund”) are valued as of close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund and may be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s net asset value is determined.  Such fair value pricing is determined according to procedures adopted by and under the supervision of the Fund’s Board of Trustees.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$132,903,827	$-	$-	$132,903,827
Money Market Funds	6,849,905	-	-	6,849,905
Total	$139,753,732	$-	$-	$139,753,732

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of January 31, 2016, the Fund did not have any transfers into and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2016.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2016:

Cost of portfolio investments	$110,055,557

Gross unrealized appreciation	$32,218,962
Gross unrealized depreciation	(2,520,787)

Net unrealized appreciation	$29,698,175

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	February 22, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	February 22, 2016

* Print the name and title of each signing officer under his or her signature.